Note 4 - Broker-Dealers And Clearing Organizations Receivables and Payables (Detail) (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Receivables from Brokers-Dealers and Clearing Organizations	$ 2,590,000	$ 3,650,000	$ 2,714,000
Payables to Broker-Dealers and Clearing Organizations	$ 34,000	$ 119,000	$ 139,000